Summary - FST Service, FST Class B and FST Class C Shares | Prime Obligations Fund
Prime Obligations Fund—Summary
Investment Objective
The Prime Obligations Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Summary - FST Service, FST Class B and FST Class C Shares Prime Obligations Fund (USD $)		FST Service Shares, Prime Obligations Fund	FST Class B Shares, Prime Obligations Fund	FST Class C Shares, Prime Obligations Fund
Maximum Sales Charge (Load) Imposed on Purchases		none	none	none
Maximum Deferred Sales Charge (Load)	[1]	none	5.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none
Redemption Fees		none	none	none
Exchange Fees		none	none	none
[1]	FST Class B Shares may be subject to a contingent deferred sales charge ("CDSC") that may start at a rate as high as 5% in the first year and decline to 1% in the sixth year, before being eliminated thereafter. The CDSC applicable to FST Class B Shares will depend on the date the original shares subject to the CDSC were acquired (along with the CDSC schedule applicable to those original shares). FST Class C Shares may be subject to a CDSC of 1% during the first 12 months, measured from the time the original shares subject to the CDSC were acquired.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Prime Obligations Fund		FST Service Shares, Prime Obligations Fund	FST Class B Shares, Prime Obligations Fund	FST Class C Shares, Prime Obligations Fund
Management Fees		0.21%	0.21%	0.21%
Distribution and Service (12b-1) Fees		none	1.00%	1.00%
Other Expenses		0.52%	0.02%	0.02%
Service Fees		0.25%	none	none
Shareholder Administration Fees		0.25%	none	none
All Other Expenses		0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses		0.73%	1.23%	1.23%
Fee Waiver	[1]	(0.05%)	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver		0.68%	1.18%	1.18%
[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.045% of the Fund's average daily net assets through at least December 29, 2012, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in FST Service Shares, FST Class B Shares and/or FST Class C Shares of the Fund for the time periods indicated and then redeem all of your FST Service, FST Class B or FST Class C Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the management fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Prime Obligations Fund (USD $)	Expense Example by, Year, Caption [Text]	1 Year		3 Years		5 Years		10 Years		Expense Example, No Redemption, By Year, Caption [Text]	1 Year		3 Years		5 Years		10 Years
FST Service Shares, Prime Obligations Fund		69		228		401		902
FST Class B Shares, Prime Obligations Fund	Assuming complete redemption at end of period	620	[1]	685	[1]	871	[1]	1,346	[1]	Assuming no redemption	120	[1]	385	[1]	671	[1]	1,346	[1]
FST Class C Shares, Prime Obligations Fund	Assuming complete redemption at end of period	220		385		671		1,484		Assuming no redemption	120		385		671		1,484
[1]	Class B Shares convert to Service Shares eight years after purchase; therefore, Class B expenses in the hypothetical example above assume this conversion.

Principal Strategy
The Fund pursues its investment objective by investing in obligations issued or guaranteed by U.S. government agencies, authorities, instrumentalities or sponsored enterprises (“U.S. Government Securities”), obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

• Credit/Default Risk—An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant NAV deterioration.

• Interest Rate Risk—When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.

• Liquidity Risk—The Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Fund’s shares, and redemptions by these shareholders of their Fund shares may further increase the Fund’s liquidity risk and may adversely impact the Fund’s NAV.

•Market Risk—The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

• Regulatory Risk—The Securities and Exchange Commission (“SEC”) in 2010 adopted amendments to money market fund regulations, imposing new liquidity, credit quality, and maturity requirements on all money market funds, and may adopt additional amendments in the future. These changes may affect the Fund’s operations and/or return potential.

• Stable NAV Risk—The Fund may not be able to maintain a NAV per share of $1.00 at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

• U.S. Government Securities Risk—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks chartered or sponsored by Acts of Congress are not backed by the full faith and credit of the United States. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Service Shares from year to year for up to the last ten years (with respect to the bar chart); and (b) the average annual total returns of the Fund’s FST Service Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and expense limitations in effect. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling 1-800-526-7384.

Because FST Class B and FST Class C Shares commenced operations on May 14, 2010 and have not had a full calendar year of performance as of the date of this Prospectus, the figures shown below provide performance for FST Service Shares of the Fund; FST Class B and FST Class C Shares would have similar returns (because these share classes represent interests in the same portfolio of securities) that would differ only to the extent that they have higher expenses and may impose CDSCs.

TOTAL RETURN CALENDAR YEAR (FST Service Shares)
The total return for FST Service Shares for the 9-month period ended September 30, 2011 was 0.01%. Best Quarter Q1 ’01 1.30% Worst Quarter Q3 ’10 0.00%

AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2010
Average Annual Total Returns	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Summary - FST Service, FST Class B and FST Class C Shares Prime Obligations Fund FST Service Shares, Prime Obligations Fund	FST Service Shares	0.01%	2.27%	2.01%	3.20%	Jan. 08, 1992